AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES

NOTE 3:-AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2020				December 31, 2019
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$-	$-	$-	$-	$449	$1	$-	$450
Corporate debentures	12,611	97	-	12,708	30,928	79	(8)	30,999

	12,611	97	-	12,708	31,377	80	(8)	31,449
Available-for-sale - matures after one year through three years:
Governmental debentures	379	3	-	382	855	1	-	856
Corporate debentures	13,181	364	-	13,545	23,653	197	(7)	23,843

	13,560	367	-	13,927	24,508	198	(7)	24,699
Available-for-sale - matures after three years through five years:
Corporate debentures	535	8	-	543	4,806	58	-	4,864
	535	8	-	543	4,806	58	-	4,864
	$26,706	$472	$-	$27,178	$60,691	$336	$(15)	$61,012

As of December 31, 2020, the Company had no investments with a significant unrealized loss for more than 12 months.

As of December 31,2020, no credit loss impairment was recorded regarding the available for sale marketable securities.